Average Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Brokerage and Investment Management Portfolio	Apr. 29, 2024
Select Brokerage and Investment Management Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	27.75%
Past 5 years	19.03%
Past 10 years	10.34%
Select Brokerage and Investment Management Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	27.38%
Past 5 years	18.31%
Past 10 years	9.29%
Select Brokerage and Investment Management Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.69%
Past 5 years	15.33%
Past 10 years	8.09%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1502
Average Annual Return:
Past 1 year	28.29%
Past 5 years	18.55%
Past 10 years	10.77%